Acquisition - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
	Apr. 01, 2016	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Net sales		$ 1,738	$ 1,935	$ 1,915	$ 1,536	$ 1,593	$ 1,454	$ 1,434	$ 1,507	$ 7,124	$ 5,988	$ 4,782
Operating loss		$ 124	$ 164	$ 108	$ 136	$ (4)	$ 72	$ (7)	$ 84	$ 532	$ 145	$ 72
CVR Partners | East Dubuque Merger
Business Acquisition [Line Items]
Aggregate merger consideration	$ 802
Fair value of common units issued in a business combination	335
Cash consideration	99
Fair value of debt assumed	368
Net sales	128
Operating loss	$ 1